Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,000,000
Previously Paid Amount	0
Total Fee Amount	11,941.8
Total Offset Amount	0
Net Fee	$ 11,941.8